FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Concentration risk (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) customer	Dec. 31, 2023 EUR (€) customer
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Revenue	€ 102,001	€ 93,519
Accounts receivables	3,295	4,550
One Customer
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Revenue	€ 22,672	€ 29,752
Customer | One Customer
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Number of customers | customer	1	1